Expense Example {- Franklin Strategic Income VIP Fund} - FTVIP Class 1-59 - Franklin Strategic Income VIP Fund - Class 1	Oct. 01, 2020 USD ($)
Expense Example:
1 year	$ 73
3 years	234
5 years	409
10 years	$ 917